Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	S-1/A
Entity Registrant Name	Innovid Corp.
Entity Tax Identification Number	87-3769599
Entity Incorporation, State or Country Code	DE
Entity Central Index Key	0001835378
Entity Address, Address Line One	30 Irving Place
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
Local Phone Number	966-7555
City Area Code	212
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Amendment Flag	true
Entity Ex Transition Period	false
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until this registration statement shall become effective on such date as the SEC, acting pursuant to said Section 8(a), may determine.
Business Contact
Document Information [Line Items]
Contact Personnel Name	Tanya Andreev-Kaspin